UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-21478
Name of Registrant: Vanguard CMT Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: February 28
Date of reporting period: May 31, 2016
Item 1: Schedule of Investments

Vanguard Market Liquidity Fund

Schedule of Investments
As of May 31, 2016

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (37.6%)
2	Fannie Mae Discount Notes	0.320%	7/19/16	73,100	73,069
3	Federal Home Loan Bank Discount Notes	0.295%–0.400%	6/3/16	881,354	881,339
3	Federal Home Loan Bank Discount Notes	0.300%	6/6/16	43,400	43,398
3	Federal Home Loan Bank Discount Notes	0.300%	6/8/16	58,890	58,887
3	Federal Home Loan Bank Discount Notes	0.300%	6/10/16	418,000	417,969
3	Federal Home Loan Bank Discount Notes	0.305%	6/13/16	425,000	424,957
3	Federal Home Loan Bank Discount Notes	0.295%	6/14/16	100,000	99,989
3	Federal Home Loan Bank Discount Notes	0.300%	6/16/16	250,000	249,969
3	Federal Home Loan Bank Discount Notes	0.295%	6/17/16	500,000	499,934
3	Federal Home Loan Bank Discount Notes	0.370%	6/21/16	23,000	22,995
3	Federal Home Loan Bank Discount Notes	0.368%	6/24/16	62,528	62,513
3	Federal Home Loan Bank Discount Notes	0.280%	7/1/16	48,700	48,689
3	Federal Home Loan Bank Discount Notes	0.280%–0.300%	7/5/16	695,000	694,812
3	Federal Home Loan Bank Discount Notes	0.275%–0.300%	7/6/16	1,192,400	1,192,071
3	Federal Home Loan Bank Discount Notes	0.300%	7/7/16	11,000	10,997
3	Federal Home Loan Bank Discount Notes	0.290%–0.300%	7/8/16	701,700	701,487
3	Federal Home Loan Bank Discount Notes	0.350%	7/11/16	100,000	99,961
3	Federal Home Loan Bank Discount Notes	0.300%–0.360%	7/13/16	1,097,000	1,096,611
3	Federal Home Loan Bank Discount Notes	0.300%–0.370%	7/15/16	279,500	279,385
3	Federal Home Loan Bank Discount Notes	0.300%	7/18/16	100,000	99,961
3	Federal Home Loan Bank Discount Notes	0.360%	7/20/16	800,000	799,608
3	Federal Home Loan Bank Discount Notes	0.350%	7/22/16	443,200	442,980
3	Federal Home Loan Bank Discount Notes	0.350%	7/27/16	1,000,000	999,456
3	Federal Home Loan Bank Discount Notes	0.430%	8/19/16	329,000	328,690
[2,4] Federal National Mortgage Assn.		0.454%	8/12/16	25,000	25,002
[2,4] Federal National Mortgage Assn.		0.454%	8/15/16	10,009	10,010
	United States Treasury Bill	0.325%–0.416%	6/2/16	1,094,038	1,094,027
	United States Treasury Bill	0.315%	6/9/16	750,000	749,947
	United States Treasury Bill	0.335%	6/16/16	1,000,000	999,860
	United States Treasury Bill	0.301%–0.303%	6/23/16	1,480,000	1,479,727
	United States Treasury Bill	0.303%	6/30/16	1,000,000	999,756
	United States Treasury Bill	0.345%	9/1/16	1,000,000	999,128
	United States Treasury Bill	0.371%	11/17/16	1,500,000	1,497,395
4	United States Treasury Floating Rate Note	0.403%	10/31/16	414,500	414,408
4	United States Treasury Floating Rate Note	0.434%	1/31/17	1,557,300	1,557,293
Total U.S. Government and Agency Obligations (Cost $19,456,280)					19,456,280
Commercial Paper (24.4%)
Bank Holding Company (0.9%)
5	ABN Amro Funding USA LLC	0.621%	8/18/16	73,000	72,902
	Bank of New York Mellon Corp.	0.350%	6/7/16	388,500	388,477
					461,379
Finance—Auto (1.8%)
	American Honda Finance Corp.	0.511%	6/7/16	9,750	9,749
	American Honda Finance Corp.	0.531%–0.541%	6/21/16	384,300	384,186
	American Honda Finance Corp.	0.531%	6/24/16	38,000	37,987
	American Honda Finance Corp.	0.531%	6/27/16	18,500	18,493
	American Honda Finance Corp.	0.470%	7/6/16	100,000	99,954
	American Honda Finance Corp.	0.521%	7/26/16	10,250	10,242
	American Honda Finance Corp.	0.581%	8/16/16	28,000	27,966

5	BMW US Capital LLC	0.511%	7/25/16	11,000	10,991
5	BMW US Capital LLC	0.511%	7/26/16	53,000	52,959
5	BMW US Capital LLC	0.511%	8/1/16	58,000	57,950
5	BMW US Capital LLC	0.511%	8/2/16	34,250	34,220
4	Toyota Motor Credit Corp.	0.710%	7/22/16	19,500	19,500
4	Toyota Motor Credit Corp.	0.714%	7/22/16	38,500	38,500
4	Toyota Motor Credit Corp.	0.686%	7/29/16	6,000	6,000
	Toyota Motor Credit Corp.	0.591%	8/2/16	11,750	11,738
	Toyota Motor Credit Corp.	0.591%	8/3/16	9,000	8,991
4	Toyota Motor Credit Corp.	0.713%	8/18/16	64,000	64,000
4	Toyota Motor Credit Corp.	0.713%	8/19/16	63,000	63,000
					956,426
Foreign Banks (11.5%)
5	Australia & New Zealand Banking Group, Ltd.	0.551%	7/25/16	197,000	196,837
[4,5] Australia & New Zealand Banking Group, Ltd.		0.660%	7/27/16	112,750	112,750
5	Australia & New Zealand Banking Group, Ltd.	0.551%	7/28/16	13,750	13,738
[4,5] Australia & New Zealand Banking Group, Ltd.		0.649%	8/2/16	31,500	31,500
[4,5] Australia & New Zealand Banking Group, Ltd.		0.649%	8/3/16	46,000	46,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.646%	8/4/16	39,000	39,000
5	Australia & New Zealand Banking Group, Ltd.	0.910%	8/4/16	21,000	20,966
5	Australia & New Zealand Banking Group, Ltd.	0.551%	8/9/16	205,000	204,784
5	Australia & New Zealand Banking Group, Ltd.	0.824%	11/3/16	68,000	67,760
5	BPCE SA	0.380%	6/6/16	117,000	116,994
[4,5] Commonwealth Bank of Australia		0.623%	6/22/16	97,500	97,500
[4,5] Commonwealth Bank of Australia		0.784%	8/17/16	247,000	247,000
5	Commonwealth Bank of Australia	0.854%	9/14/16	50,000	49,876
5	Commonwealth Bank of Australia	0.844%	9/23/16	62,500	62,334
[4,5] Commonwealth Bank of Australia		0.794%	9/26/16	79,500	79,500
[4,5] Commonwealth Bank of Australia		0.789%	10/11/16	247,000	247,000
[4,5] Commonwealth Bank of Australia		0.793%	10/24/16	60,000	60,000
[4,5] Commonwealth Bank of Australia		0.824%	10/31/16	87,500	87,500
[4,5] Commonwealth Bank of Australia		0.824%	11/1/16	87,500	87,500
[4,5] Commonwealth Bank of Australia		0.756%	11/7/16	225,000	224,994
5	DNB Bank ASA	0.641%	7/18/16	200,000	199,833
	ING US Funding LLC	0.641%	8/3/16	250,000	249,720
	ING US Funding LLC	0.712%	9/6/16	103,400	103,202
	ING US Funding LLC	0.702%	9/7/16	100,000	99,809
	ING US Funding LLC	0.702%	9/8/16	50,000	49,904
	Lloyds Bank plc	0.682%	9/20/16	147,000	146,692
5	National Australia Bank Ltd.	0.773%	7/26/16	250,000	249,706
5	National Australia Bank Ltd.	0.854%	9/12/16	121,000	120,706
[4,5] National Australia Bank Ltd.		0.756%	10/5/16	300,000	300,000
[4,5] National Australia Bank Ltd.		0.764%	10/14/16	200,000	200,000
5	National Australia Bank Ltd.	0.844%	10/24/16	80,000	79,729
5	Nordea Bank AB	0.771%	7/26/16	250,000	249,707
5	Nordea Bank AB	0.601%	8/4/16	27,950	27,920
5	Nordea Bank AB	0.829%	9/20/16	75,000	74,809
5	Nordea Bank AB	0.829%	9/21/16	217,000	216,443
5	Nordea Bank AB	0.910%	11/14/16	250,000	248,957
5	Nordea Bank AB	0.915%	11/18/16	123,000	122,471
5	Skandinaviska Enskilda Banken AB	0.561%	8/4/16	20,000	19,980
5	Svenska Handelsbanken AB	0.621%	7/5/16	60,000	59,965
5	Svenska Handelsbanken AB	0.808%	7/18/16	300,000	299,685
5	Svenska Handelsbanken AB	0.662%	8/3/16	33,750	33,711
[4,5] Westpac Banking Corp.		0.664%	6/28/16	75,000	75,000
[4,5] Westpac Banking Corp.		0.649%	7/19/16	100,000	100,000
[4,5] Westpac Banking Corp.		0.788%	10/20/16	150,000	150,000

[4,5] Westpac Banking Corp.		0.788%	11/10/16	150,000	150,000
[4,5] Westpac Banking Corp.		0.940%	1/27/17	150,000	150,000
[4,5] Westpac Banking Corp.		0.994%	5/26/17	82,750	82,750
					5,954,232
Foreign Governments (3.6%)
5	CDP Financial Inc.	0.601%	6/10/16	8,000	7,999
5	CDP Financial Inc.	0.591%	6/15/16	24,000	23,994
5	CDP Financial Inc.	0.571%	7/28/16	27,000	26,976
5	CDP Financial Inc.	0.571%	7/29/16	26,000	25,976
5	CDP Financial Inc.	0.571%–0.651%	8/2/16	59,000	58,941
5	CDP Financial Inc.	0.834%–0.864%	9/16/16	80,250	80,047
6	CPPIB Capital Inc.	0.501%	6/21/16	65,000	64,982
	Export Development Canada	0.551%	6/6/16	97,000	96,993
	Export Development Canada	0.566%	7/25/16	100,000	99,915
	Export Development Canada	0.611%	8/1/16	14,750	14,735
	Export Development Canada	0.611%	8/2/16	14,750	14,734
	Export Development Canada	0.642%	8/8/16	48,750	48,691
	Export Development Canada	0.642%	8/9/16	146,000	145,821
5	Hydro-Quebec	0.511%	6/15/16	75,000	74,985
5	Hydro-Quebec	0.501%	6/16/16	17,500	17,496
5	Hydro-Quebec	0.501%	7/29/16	40,000	39,968
5	Ontario Teachers' Finance Trust	0.874%	10/11/16	33,397	33,290
5	Ontario Teachers' Finance Trust	0.884%	10/26/16	28,000	27,899
5	Ontario Teachers' Finance Trust	0.945%	11/15/16	27,000	26,882
	Province of British Columbia	0.501%	7/6/16	23,600	23,588
	Province of British Columbia	0.501%	7/8/16	11,600	11,594
	Province of British Columbia	0.501%	7/11/16	19,550	19,539
	Province of British Columbia	0.501%	7/15/16	39,000	38,976
	Province of British Columbia	0.621%	7/29/16	87,500	87,413
6	PSP Capital Inc.	0.561%	6/1/16	17,000	17,000
6	PSP Capital Inc.	0.581%	6/7/16	25,000	24,998
6	PSP Capital Inc.	0.581%	6/17/16	32,000	31,992
6	PSP Capital Inc.	0.561%	7/12/16	19,000	18,988
6	PSP Capital Inc.	0.611%	8/9/16	100,000	99,883
6	PSP Capital Inc.	0.591%	8/11/16	11,000	10,987
6	PSP Capital Inc.	0.601%	9/2/16	8,000	7,988
6	PSP Capital Inc.	0.601%	9/7/16	38,000	37,938
5	Quebec	0.350%–0.511%	6/1/16	277,108	277,108
5	Quebec	0.491%	7/25/16	200,000	199,853
					1,838,169
Foreign Industrial (2.8%)
5	Nestle Capital Corp.	0.551%	6/2/16	22,000	22,000
5	Nestle Capital Corp.	0.551%	6/3/16	97,000	96,997
5	Nestle Capital Corp.	0.591%	7/14/16	46,000	45,968
5	Nestle Capital Corp.	0.591%	7/15/16	16,000	15,988
5	Nestle Capital Corp.	0.561%	7/20/16	120,000	119,908
5	Nestle Capital Corp.	0.581%	8/4/16	50,000	49,948
5	Nestle Capital Corp.	0.581%	8/5/16	150,000	149,843
5	Nestle Capital Corp.	0.551%	8/8/16	19,500	19,480
	Nestle Finance International Ltd.	0.551%	6/8/16	88,330	88,321
	Nestle Finance International Ltd.	0.551%	6/9/16	95,000	94,988
	Nestle Finance International Ltd.	0.601%	7/7/16	25,000	24,985
	Nestle Finance International Ltd.	0.601%	7/15/16	7,000	6,995
	Nestle Finance International Ltd.	0.571%	7/20/16	30,000	29,977
	Nestle Finance International Ltd.	0.571%	7/21/16	50,000	49,960
	Nestle Finance International Ltd.	0.601%	8/2/16	60,000	59,938

Nestle Finance International Ltd.	0.581%	8/4/16	18,750	18,731
Nestle Finance International Ltd.	0.566%	8/12/16	91,500	91,397
5 Siemens Capital Co. LLC	0.531%	6/27/16	170,000	169,935
5 Total Capital Canada Ltd.	0.803%	7/5/16	46,750	46,715
Toyota Credit Canada Inc.	0.562%	6/1/16	9,000	9,000
Toyota Credit Canada Inc.	0.834%	6/14/16	13,000	12,996
Toyota Credit Canada Inc.	0.905%	12/9/16	45,000	44,785
5 Unilever Capital Corp.	0.531%	6/20/16	49,218	49,204
5 Unilever Capital Corp.	0.541%	6/27/16	24,250	24,240
5 Unilever Capital Corp.	0.541%	6/28/16	71,000	70,971
5 Unilever Capital Corp.	0.571%	7/6/16	15,000	14,992
				1,428,262
Industrial (3.8%)
5 Alphabet Inc.	0.501%	7/20/16	143,000	142,903
5 Automatic Data Processing Inc.	0.330%	6/1/16	900,000	900,000
5 Henkel of America Inc.	0.350%	6/1/16	100,000	100,000
5 Henkel of America Inc.	0.561%	6/10/16	30,000	29,996
5 Henkel of America Inc.	0.571%	7/18/16	9,750	9,743
5 Henkel of America Inc.	0.591%	8/8/16	7,000	6,992
5 Novartis Finance Corp.	0.470%	7/5/16	30,000	29,987
5 Pfizer Inc	0.521%	8/11/16	100,000	99,897
5 Pfizer Inc	0.521%	8/12/16	35,000	34,964
5 The Coca-Cola Co.	0.561%	6/21/16	68,000	67,979
5 The Coca-Cola Co.	0.501%–0.521%	7/13/16	180,000	179,892
5 The Coca-Cola Co.	0.561%	8/2/16	25,000	24,976
5 The Coca-Cola Co.	0.581%	8/10/16	26,250	26,220
5 The Coca-Cola Co.	0.561%	8/11/16	26,000	25,971
5 The Coca-Cola Co.	0.561%	8/12/16	13,750	13,735
5 The Coca-Cola Co.	0.753%	8/18/16	200,000	199,675
5 The Coca-Cola Co.	0.611%–0.621%	9/7/16	89,250	89,100
				1,982,030
Total Commercial Paper (Cost $12,620,498)				12,620,498
Certificates of Deposit (32.2%)
Domestic Banks (5.7%)
Citibank NA	0.580%	7/6/16	37,000	37,000
Citibank NA	0.580%	7/7/16	73,000	73,000
Citibank NA	0.580%	7/13/16	250,000	250,000
4 HSBC Bank USA NA	0.793%	9/21/16	50,000	50,000
HSBC Bank USA NA	0.950%	10/19/16	62,500	62,500
4 HSBC Bank USA NA	0.836%	11/4/16	50,000	50,000
4 HSBC Bank USA NA	0.837%	11/7/16	74,250	74,250
4 JPMorgan Chase Bank NA	0.993%	4/21/17	19,500	19,500
4 JPMorgan Chase Bank NA	0.989%	5/2/17	27,500	27,500
State Street Bank & Trust Co.	0.800%	7/11/16	100,000	100,000
4 State Street Bank & Trust Co.	0.789%	9/2/16	300,000	300,000
4 State Street Bank & Trust Co.	0.786%	10/6/16	197,000	197,000
4 State Street Bank & Trust Co.	0.786%	10/18/16	197,000	197,000
4 Wells Fargo Bank NA	0.784%	8/16/16	250,000	250,000
4 Wells Fargo Bank NA	0.789%	9/2/16	200,000	200,000
4 Wells Fargo Bank NA	0.788%	9/12/16	100,000	100,000
4 Wells Fargo Bank NA	0.783%	10/21/16	50,000	50,000
4 Wells Fargo Bank NA	0.783%	10/24/16	50,000	50,000
Wells Fargo Bank NA	0.870%	10/24/16	125,000	125,000
Wells Fargo Bank NA	0.870%	10/27/16	75,000	75,000
4 Wells Fargo Bank NA	0.794%	10/28/16	60,000	60,000
4 Wells Fargo Bank NA	0.824%	10/28/16	200,000	200,000

4 Wells Fargo Bank NA	0.779%	11/2/16	145,000	145,000
4 Wells Fargo Bank NA	0.784%	11/16/16	200,000	200,000
4 Wells Fargo Bank NA	0.949%	2/1/17	40,000	40,000
				2,932,750
Yankee Certificates of Deposit (26.5%)
Bank of Montreal (Chicago Branch)	0.530%	7/1/16	150,000	150,000
Bank of Montreal (Chicago Branch)	0.650%	7/11/16	150,000	150,000
4 Bank of Montreal (Chicago Branch)	0.793%	7/12/16	100,000	100,000
Bank of Montreal (Chicago Branch)	0.570%	7/15/16	250,000	250,000
4 Bank of Montreal (Chicago Branch)	0.779%	9/2/16	300,000	300,000
4 Bank of Montreal (Chicago Branch)	0.787%	9/12/16	100,000	100,000
Bank of Nova Scotia (Houston Branch)	0.620%	7/1/16	150,000	150,000
Bank of Nova Scotia (Houston Branch)	0.870%	7/5/16	171,000	171,000
4 Bank of Nova Scotia (Houston Branch)	0.787%	9/7/16	300,000	300,000
4 Bank of Nova Scotia (Houston Branch)	0.787%	9/12/16	50,000	50,000
4 Bank of Nova Scotia (Houston Branch)	0.784%	9/15/16	175,000	175,000
4 Bank of Nova Scotia (Houston Branch)	0.793%	10/21/16	100,000	100,000
4 Bank of Nova Scotia (Houston Branch)	0.794%	10/26/16	150,000	150,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.630%	6/29/16	175,000	175,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.700%	7/5/16	175,000	175,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.710%	7/8/16	45,000	45,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.720%	7/18/16	160,000	160,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.710%	8/22/16	75,000	75,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.730%	8/26/16	150,000	150,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.720%	9/16/16	90,000	90,000
BNP Paribas (New York Branch)	0.380%	6/3/16	270,000	270,000
BNP Paribas (New York Branch)	0.350%	6/7/16	55,000	55,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.370%	6/3/16	235,000	235,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.530%	6/28/16	37,000	37,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.810%	7/19/16	150,000	150,000
4 Canadian Imperial Bank of Commerce (New
York Branch)	0.787%	11/10/16	200,000	200,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.930%	11/18/16	250,000	250,000
Credit Suisse (New York Branch)	0.650%	6/13/16	200,000	200,000
Credit Suisse (New York Branch)	0.650%	6/17/16	200,000	200,000
Credit Suisse (New York Branch)	0.620%	8/2/16	150,000	150,000
DNB Bank ASA (New York Branch)	0.370%	6/7/16	750,000	750,000
DNB Bank ASA (New York Branch)	0.590%	6/7/16	275,000	275,000
Lloyds Bank plc (New York Branch)	0.700%	7/12/16	60,250	60,250
Lloyds Bank plc (New York Branch)	0.690%	8/22/16	26,250	26,250
National Australia Bank Ltd. (New York Branch)	0.750%	7/26/16	12,500	12,503
Nordea Bank Finland plc (New York Branch)	0.750%	7/25/16	73,000	73,014
4 Royal Bank of Canada (New York Branch)	0.633%	6/22/16	300,000	300,000
4 Royal Bank of Canada (New York Branch)	0.799%	10/3/16	69,750	69,750
4 Royal Bank of Canada (New York Branch)	0.806%	10/18/16	170,500	170,500
4 Royal Bank of Canada (New York Branch)	0.806%	11/4/16	248,000	248,000

Skandinaviska Enskilda Banken (New York
Branch)	0.360%	6/3/16	150,000	150,000
Skandinaviska Enskilda Banken (New York
Branch)	0.370%	6/7/16	585,000	585,000
Skandinaviska Enskilda Banken (New York
Branch)	0.555%	6/20/16	250,000	249,999
Skandinaviska Enskilda Banken (New York
Branch)	0.590%	6/27/16	12,500	12,500
Skandinaviska Enskilda Banken (New York
Branch)	0.630%	7/18/16	250,000	249,998
Sumitomo Mitsui Banking Corporation (New
York Branch)	0.620%	6/16/16	100,000	100,000
Sumitomo Mitsui Banking Corporation (New
York Branch)	0.620%	6/17/16	250,000	250,000
Sumitomo Mitsui Banking Corporation (New
York Branch)	0.610%	6/20/16	250,000	250,000
Sumitomo Mitsui Banking Corporation (New
York Branch)	0.620%	7/15/16	250,000	250,000
Sumitomo Mitsui Banking Corporation (New
York Branch)	0.620%	7/26/16	150,000	150,000
Sumitomo Mitsui Banking Corporation (New
York Branch)	0.640%	8/19/16	120,000	120,000
Svenska HandelsBanken (New York Branch)	0.800%	6/16/16	200,000	200,000
Svenska HandelsBanken (New York Branch)	0.810%	7/25/16	200,000	200,000
4 Svenska HandelsBanken (New York Branch)	0.759%	9/12/16	190,000	190,000
4 Svenska HandelsBanken (New York Branch)	0.759%	11/2/16	225,000	225,000
4 Svenska HandelsBanken (New York Branch)	0.807%	11/7/16	195,000	195,000
Swedbank AB (New York Branch)	0.370%	6/1/16	500,000	500,000
Swedbank AB (New York Branch)	0.360%	6/7/16	520,000	520,000
Swedbank AB (New York Branch)	0.630%	9/1/16	250,000	250,000
Swedbank AB (New York Branch)	0.820%	11/1/16	250,000	250,000
4 Toronto Dominion Bank (New York Branch)	0.619%	6/2/16	100,000	100,000
Toronto Dominion Bank (New York Branch)	0.540%	8/2/16	400,000	400,000
4 Toronto Dominion Bank (New York Branch)	0.793%	9/23/16	206,000	206,000
Toronto Dominion Bank (New York Branch)	0.830%	11/2/16	119,000	119,000
4 Toronto Dominion Bank (New York Branch)	0.807%	11/7/16	300,000	300,000
Toronto Dominion Bank (New York Branch)	1.000%	11/8/16	25,300	25,307
4 Toronto Dominion Bank (New York Branch)	0.836%	12/19/16	91,000	91,000
4 Toronto Dominion Bank (New York Branch)	0.838%	12/23/16	200,000	200,000
4 Westpac Banking Corp. (New York Branch)	0.664%	6/28/16	75,000	75,000
4 Westpac Banking Corp. (New York Branch)	0.763%	9/1/16	21,000	21,000
Westpac Banking Corp. (New York Branch)	0.840%	9/21/16	200,000	200,000
4 Westpac Banking Corp. (New York Branch)	0.793%	9/23/16	15,000	15,000
Westpac Banking Corp. (New York Branch)	0.860%	9/28/16	99,000	99,000
4 Westpac Banking Corp. (New York Branch)	0.789%	10/3/16	85,000	85,000
Westpac Banking Corp. (New York Branch)	0.940%	10/17/16	123,000	123,000
				13,705,071
Total Certificates of Deposit (Cost $16,637,821)				16,637,821
Other Notes (1.3%)
Bank of America NA	0.670%	7/7/16	119,000	119,000
4 Bank of America NA	0.769%	8/1/16	120,000	120,000
Bank of America NA	0.670%	8/4/16	250,000	250,000
Bank of America NA	0.660%	9/8/16	83,500	83,500
Bank of America NA	0.640%	9/14/16	112,000	112,000
Total Other Notes (Cost $684,500)				684,500

Repurchase Agreements (6.5%)
Bank of Montreal
(Dated 5/31/16, Repurchase Value
$107,001,000, collateralized by U.S.
Treasury Bond/Note, 0.750%-3.875%,
10/31/17-8/15/40; with a value of
$109,141,000)	0.280%	6/1/16	107,000	107,000
Bank of Nova Scotia
(Dated 5/31/16, Repurchase Value
$50,000,000, collateralized by Treasury
Inflation Indexed Note/Bond, 0.125%-
3.875%, 4/15/19-4/15/29, U.S. Treasury
Bond/Note 6.250%, 5/15/30; with a value of
$51,000,000)	0.280%	6/1/16	50,000	50,000
Federal Reserve Bank of New York
(Dated 5/31/16, Repurchase Value
$3,186,022,000, collateralized by U.S.
Treasury Bond/Note, 1.000%, 9/30/19; with
a value of $3,186,022,000)	0.250%	6/1/16	3,186,000	3,186,000
JPMorgan Securities LLC
(Dated 5/31/16, Repurchase Value
$25,000,000, collateralized by U.S.
Treasury Bond/Note, 1.125%-3.625%,
2/28/21-2/15/44; with a value of
$25,504,000)	0.290%	6/1/16	25,000	25,000
Total Repurchase Agreements (Cost $3,368,000)	3,368,000
Corporate Bonds (1.1%)
Industrial (1.1%)
4	Toyota Motor Credit Corp.	0.652%	6/13/16	280,000	280,000
4	Toyota Motor Credit Corp.	0.827%	10/7/16	201,000	201,000
4	Toyota Motor Credit Corp.	0.965%	4/24/17	100,000	100,000
Total Corporate Bonds (Cost $581,000)	581,000
Taxable Municipal Bonds (0.7%)
[6,7] BlackRock Municipal Bond Trust TOB VRDO	0.420%	6/1/16	7,410	7,410
[6,7] BlackRock Municipal Income Investment
Quality Trust TOB VRDO	0.420%	6/1/16	9,915	9,915
[6,7] BlackRock Municipal Income Trust II TOB
VRDO	0.420%	6/1/16	28,000	28,000
[6,7] BlackRock Municipal Income Trust TOB
VRDO	0.420%	6/1/16	54,000	54,000
[6,7] BlackRock MuniHoldings Fund II, Inc. TOB
VRDO	0.420%	6/1/16	12,635	12,635
[6,7] BlackRock MuniHoldings Fund, Inc. TOB
VRDO	0.420%	6/1/16	4,990	4,990
[6,7] BlackRock MuniHoldings Quality Fund II, Inc.
TOB VRDO	0.420%	6/1/16	25,500	25,500
[6,7] BlackRock MuniHoldings Quality Fund II, Inc.
TOB VRDO	0.420%	6/1/16	10,955	10,955
[6,7] BlackRock MuniVest Fund II, Inc. TOB VRDO	0.420%	6/1/16	30,950	30,950
[6,7] BlackRock MuniVest Fund, Inc. TOB VRDO	0.420%	6/1/16	46,000	46,000
[6,7] BlackRock MuniYield Investment Quality Fund
TOB VRDO	0.420%	6/1/16	32,000	32,000
[6,7] BlackRock MuniYield Investment Quality Fund
TOB VRDO	0.420%	6/1/16	13,360	13,360
[6,7] BlackRock Strategic Municipal Trust TOB
VRDO	0.420%	6/1/16	4,855	4,855

6 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.650%	6/7/16	2,855	2,855
6 Massachusetts Transportation Fund Revenue
TOB VRDO	0.650%	6/7/16	2,800	2,800
7 New York State Housing Finance Agency
Housing Revenue VRDO	0.400%	6/7/16	37,000	37,000
7 New York State Housing Finance Agency
Housing Revenue VRDO	0.400%	6/7/16	13,000	13,000
6 Seattle WA Municipal Light & Power Revenue
TOB VRDO	0.650%	6/7/16	1,500	1,500
Total Taxable Municipal Bonds (Cost $337,725)				337,725
Total Investments (103.8%) (Cost $53,685,824)				53,685,824
Other Assets and Liabilities-Net (-3.8%)				(1,983,274)
Net Assets (100%)				51,702,550

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At May 31,
2016, the aggregate value of these securities was $9,333,561,000, representing 18.1% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate value of these securities was $602,481,000, representing 1.2% of net assets.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Market Liquidity Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2016, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Municipal Cash Management Fund

Schedule of Investments
As of May 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.9%)
Alaska (0.3%)
Valdez AK Marine Terminal Revenue
(ExxonMobil Project) VRDO	0.340%	6/1/16	11,065	11,065

Arizona (0.6%)
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.450%	6/7/16	8,990	8,990
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.500%	6/7/16	4,000	4,000
1 Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue TOB VRDO	0.500%	6/7/16	7,350	7,350
				20,340
California (3.0%)
California GO VRDO	0.260%	6/1/16 LOC	3,955	3,955
California GO VRDO	0.270%	6/1/16 LOC	13,460	13,460
California GO VRDO	0.370%	6/7/16 LOC	1,700	1,700
California GO VRDO	0.390%	6/7/16 LOC	15,000	15,000
Eastern California Municipal Water District
Water & Wastewater Revenue VRDO	0.310%	6/1/16	3,125	3,125
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.310%	6/1/16 LOC	5,500	5,500
Los Angeles CA Department of Water & Power
Revenue VRDO	0.270%	6/1/16	8,600	8,600
Los Angeles CA Department of Water & Power
Revenue VRDO	0.390%	6/7/16	3,400	3,400
Los Angeles County CA TRAN	5.000%	6/30/16	25,000	25,093
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.390%	6/7/16	12,800	12,800
University of California Revenue VRDO	0.390%	6/7/16	3,600	3,600
				96,233
Colorado (2.6%)
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.350%	6/1/16 LOC	4,030	4,030
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.410%	6/7/16	15,000	15,000
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.420%	6/7/16	10,000	10,000
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.400%	6/7/16	7,185	7,185
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.410%	6/7/16	17,020	17,020
Colorado Springs CO Utility System Revenue
VRDO	0.400%	6/7/16	23,645	23,645

Holland Creek CO Metropolitan District Revenue
VRDO	0.400%	6/7/16 LOC	7,425	7,425
				84,305
Connecticut (1.4%)
1 Connecticut GO TOB VRDO	0.400%	6/1/16	3,200	3,200
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.400%	6/1/16	13,320	13,320
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.400%	6/1/16	5,950	5,950
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.400%	6/7/16	5,000	5,000
Hartford County CT Metropolitan District BAN	2.000%	12/1/16	17,500	17,629
				45,099
District of Columbia (1.2%)
1 District of Columbia GO TOB VRDO	0.400%	6/7/16 LOC	21,270	21,270
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.400%	6/7/16 LOC	6,790	6,790
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.430%	6/7/16	4,010	4,010
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.430%	6/7/16	5,935	5,935
				38,005
Florida (4.5%)
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.420%	6/7/16	9,600	9,600
1 Florida Education System University System
Improvement Revenue TOB VRDO	0.450%	6/7/16	9,985	9,985
1 Greater Orlando Aviation Authority Florida
Airport Facilities Revenue TOB VRDO	0.440%	6/7/16	5,000	5,000
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.350%	6/1/16	11,700	11,700
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.390%	6/7/16	36,715	36,715
1 Jacksonville FL Special Revenue TOB VRDO	0.430%	6/7/16	3,900	3,900
1 Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami) TOB
VRDO	0.500%	6/7/16	10,140	10,140
Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project)
VRDO	0.370%	6/7/16 LOC	25,000	25,000
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.420%	6/7/16 LOC	4,800	4,800
1 Orange County FL School Board COP TOB
VRDO	0.500%	6/7/16	7,500	7,500
1 Orange County FL School Board COP TOB
VRDO	0.500%	6/7/16	3,750	3,750
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program) VRDO	0.380%	6/7/16 LOC	18,325	18,325
				146,415
Georgia (2.8%)
1 Atlanta GA Water & Wastewater Revenue TOB
VRDO	0.440%	6/7/16	8,015	8,015

Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.400%	6/7/16 LOC	7,100	7,100
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.430%	6/7/16	4,000	4,000
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.380%	6/7/16	23,215	23,215
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.380%	6/7/16	18,400	18,400
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.400%	6/7/16	29,250	29,250
				89,980
Illinois (6.3%)
Illinois Educational Facilities Authority (Pooled
Financing Program) CP	0.480%	7/6/16 LOC	28,954	28,954
Illinois Educational Facilities Authority Revenue
(University of Chicago) VRDO	0.440%	6/7/16	24,289	24,289
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.400%	6/7/16 LOC	12,600	12,600
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.400%	6/7/16 LOC	10,000	10,000
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.350%	6/1/16	18,300	18,300
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.350%	6/1/16	16,200	16,200
Illinois Finance Authority Revenue
(Northwestern University) VRDO	0.390%	6/7/16	20,500	20,500
Illinois Finance Authority Revenue (University of
Chicago Medical Center) VRDO	0.350%	6/1/16 LOC	5,100	5,100
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.440%	6/7/16	23,552	23,552
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital) VRDO	0.400%	6/7/16 LOC	16,600	16,600
Illinois Health Facilities Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.350%	6/1/16	23,450	23,450
Illinois Toll Highway Authority Revenue VRDO	0.430%	6/7/16	3,000	3,000
				202,545
Indiana (5.0%)
1 Crown Point IN Multi-School Building Corp.
Mortgage Revenue TOB VRDO	0.400%	6/7/16 LOC	12,285	12,285
Indiana Finance Authority Environmental
Improvement Revenue (Ispat Inland Inc.
Project) VRDO	0.470%	6/7/16 LOC	1,200	1,200
Indiana Finance Authority Midwestern Disaster
Relief Revenue (Ohio Valley Electric Corp.
Project) VRDO	0.400%	6/7/16 LOC	21,900	21,900
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.400%	6/7/16	9,725	9,725
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Howard Regional
Health Systems) VRDO	0.370%	6/7/16 LOC	16,565	16,565
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Indiana
University Health Obligated Group) VRDO	0.400%	6/7/16 LOC	13,650	13,650

Posey County IN Economic Development
Revenue (Midwest Fertilizer Corp. Project)
PUT	0.350%	8/2/16	85,000	85,000
				160,325
Louisiana (1.4%)
East Baton Rouge Parish LA Industrial
Development Board Revenue (ExxonMobil
Project) VRDO	0.340%	6/1/16	40,600	40,600
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health) VRDO	0.390%	6/7/16 LOC	5,405	5,405
				46,005
Maryland (1.1%)
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
CP	0.430%	6/1/16	20,000	20,000
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.410%	6/7/16 LOC	6,800	6,800
Maryland Health & Higher Educational Facilities
Authority Revenue VRDO	0.370%	6/7/16 LOC	3,860	3,860
Montgomery County MD Housing Opportunities
Commission Multifamily Housing Revenue
VRDO	0.370%	6/7/16 LOC	4,900	4,900
				35,560
Massachusetts (3.5%)
1 Massachusetts GO TOB VRDO	0.400%	6/1/16 LOC	26,000	26,000
1 Massachusetts GO TOB VRDO	0.400%	6/1/16 LOC	13,000	13,000
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.430%	6/7/16	3,605	3,605
Massachusetts Water Resources Authority
Revenue VRDO	0.390%	6/7/16	13,450	13,450
Massachusetts Water Resources Authority
Revenue VRDO	0.400%	6/7/16	5,900	5,900
Massachusetts Water Resources Authority
Revenue VRDO	0.420%	6/7/16	50,600	50,600
				112,555
Michigan (1.5%)
Green Lake Township MI Economic
Development Corp.Revenue (Interlochen
Center for the Arts Project) VRDO	0.350%	6/1/16 LOC	14,500	14,500
1 Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group) TOB
VRDO	0.410%	6/7/16 LOC	16,500	16,500
Michigan State University Board of Trustees
General Revenue VRDO	0.390%	6/7/16	12,205	12,205
University of Michigan Revenue VRDO	0.420%	6/7/16	3,720	3,720
				46,925
Minnesota (0.5%)
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System) VRDO	0.350%	6/1/16 LOC	7,145	7,145
1 Minneapolis MN Health Care System Revenue
(Fairview Health Services) TOB VRDO	0.410%	6/7/16 LOC	2,900	2,900

Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.460%	6/7/16	5,070	5,070
				15,115
Mississippi (3.7%)
Jackson County MS Pollution Control Revenue
(Chevron USA Inc.) VRDO	0.350%	6/1/16	7,800	7,800
Jackson County MS Pollution Control Revenue
(Chevron USA Inc.) VRDO	0.350%	6/1/16	19,945	19,945
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.350%	6/1/16	1,300	1,300
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.350%	6/1/16	12,400	12,400
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.350%	6/1/16	6,500	6,500
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.350%	6/1/16	17,200	17,200
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.350%	6/1/16	1,400	1,400
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.400%	6/7/16	12,600	12,600
Mississippi Business Finance Corp. Gulf
Opportunity Zone (Chevron USA Inc. Project)
VRDO	0.350%	6/1/16	1,000	1,000
Mississippi Development Bank Special
Obligation Revenue (Harrison County
Coliseum) VRDO	0.410%	6/7/16 LOC	39,000	39,000
				119,145
Missouri (1.9%)
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.350%	6/1/16	39,415	39,415
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.410%	6/7/16	8,120	8,120
Missouri Health & Educational Facilities
Authority Revenue (St. Louis University)
VRDO	0.350%	6/1/16 LOC	8,500	8,500
Nodaway County MO Industrial Development
Authority Educational Facilities Revenue
(Northwest Foundation Inc.) VRDO	0.400%	6/7/16 LOC	5,335	5,335
				61,370
Multiple States (5.1%)
1 Nuveen AMT-Free Municipal Income Fund
VRDP VRDO	0.480%	6/7/16 LOC	32,000	32,000
Nuveen Enhanced AMT-Free Municipal Credit
Opportunities Fund VRDP VRDO	0.480%	6/7/16 LOC	68,000	68,000
Nuveen Enhanced AMT-Free Municipal Credit
Opportunities Fund VRDP VRDO	0.480%	6/7/16 LOC	63,000	63,000
				163,000

Nebraska (2.3%)
Douglas County NE Hospital Authority No. 2
Health Facilities Revenue (Children's Hospital
Obligated Group) VRDO	0.350%	6/1/16 LOC	6,050	6,050
Nebraska Investment Finance Authority Single
Family Housing Revenue VRDO	0.390%	6/7/16	67,360	67,360
				73,410
New Hampshire (0.3%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)
VRDO	0.330%	6/1/16	10,500	10,500

New Jersey (0.1%)
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.400%	6/7/16 LOC	4,000	4,000

New Mexico (1.7%)
New Mexico Finance Authority Transportation
Revenue VRDO	0.390%	6/7/16 LOC	43,000	43,000
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.400%	6/7/16	12,700	12,700
				55,700
New York (19.6%)
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.400%	6/7/16	23,625	23,625
New York City NY GO VRDO	0.350%	6/1/16 LOC	19,895	19,895
New York City NY GO VRDO	0.350%	6/1/16 LOC	5,400	5,400
New York City NY GO VRDO	0.350%	6/1/16 LOC	8,200	8,200
New York City NY GO VRDO	0.350%	6/1/16 LOC	19,775	19,775
New York City NY GO VRDO	0.360%	6/1/16	9,000	9,000
New York City NY GO VRDO	0.360%	6/1/16	2,800	2,800
New York City NY GO VRDO	0.370%	6/1/16	10,300	10,300
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	0.320%	7/1/16	25,000	25,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	0.400%	6/7/16 LOC	14,530	14,530
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	0.400%	6/7/16 LOC	4,270	4,270
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (1133
Manhattan Avenue) VRDO	0.420%	6/7/16 LOC	9,000	9,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.400%	6/7/16	35,600	35,600
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.400%	6/7/16 LOC	25,000	25,000
New York City NY Housing Finance Agency
Revenue (211 North End Avenue) VRDO	0.400%	6/7/16 LOC	11,600	11,600
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.350%	6/1/16	21,565	21,565

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.350%	6/1/16	24,750	24,750
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.350%	6/1/16	5,880	5,880
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.360%	6/1/16	5,500	5,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.370%	6/1/16	6,220	6,220
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.370%	6/1/16	2,825	2,825
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.380%	6/1/16	28,450	28,450
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.420%	6/7/16	5,535	5,535
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.430%	6/7/16	12,800	12,800
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.350%	6/1/16	18,400	18,400
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.380%	6/1/16	10,000	10,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.390%	6/7/16	6,700	6,700
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.350%	6/1/16	4,230	4,230
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.420%	6/7/16 LOC	5,550	5,550
New York Metropolitan Transportation Authority
BAN	0.750%	8/1/16	10,000	10,002
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.350%	6/1/16 LOC	22,395	22,395
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.390%	6/7/16 LOC	15,800	15,800
New York Metropolitan Transportation Authority
Revenue VRDO	0.350%	6/1/16 LOC	5,000	5,000
New York Metropolitan Transportation Authority
Revenue VRDO	0.400%	6/7/16 LOC	2,200	2,200
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.430%	6/7/16	6,250	6,250
New York State Housing Finance Agency
Housing Revenue (19 India Street) VRDO	0.420%	6/7/16 LOC	9,000	9,000
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.390%	6/7/16 LOC	15,100	15,100
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	0.410%	6/7/16 LOC	5,000	5,000
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.400%	6/7/16 LOC	19,190	19,190
New York State Housing Finance Agency
Revenue (Maestro West Chelsea Housing)
VRDO	0.410%	6/7/16 LOC	5,000	5,000

New York State Housing Finance Agency
Revenue (Riverside Center) VRDO	0.430%	6/7/16 LOC	7,000	7,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.410%	6/7/16	10,000	10,000
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.400%	6/7/16 LOC	8,555	8,555
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.460%	6/7/16 LOC	20,000	20,000
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.460%	6/7/16 LOC	34,200	34,200
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.460%	6/7/16 LOC	24,500	24,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.430%	6/7/16	15,190	15,190
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.390%	6/7/16 LOC	9,025	9,025
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.410%	6/7/16 LOC	6,075	6,075
				631,882
North Carolina (1.9%)
Buncombe County NC Metropolitan Sewerage
District Sewerage System Revenue VRDO	0.360%	6/7/16	1,755	1,755
Forsyth County NC GO VRDO	0.370%	6/7/16	1,925	1,925
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.400%	6/1/16	18,900	18,900
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.440%	6/7/16 LOC	2,785	2,785
North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) VRDO	0.390%	6/7/16 LOC	17,240	17,240
Raleigh Durham NC Airport Authority Revenue
VRDO	0.400%	6/7/16 LOC	5,470	5,470
Raleigh NC Downtown Improvement Project
COP VRDO	0.370%	6/7/16	11,900	11,900
				59,975
Ohio (10.0%)
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.410%	6/7/16 LOC	1,000	1,000
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.400%	6/7/16	8,000	8,000
Columbus OH GO VRDO	0.380%	6/7/16	18,820	18,820
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.400%	6/7/16 LOC	7,895	7,895
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.400%	6/7/16 LOC	6,480	6,480
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.520%	6/7/16 LOC	9,215	9,215
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.400%	6/7/16	14,300	14,300
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.400%	6/7/16	21,750	21,750

Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.520%	6/7/16 LOC	1,925	1,925
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.400%	6/7/16	5,000	5,000
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.340%	6/1/16	8,300	8,300
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.350%	6/1/16	2,300	2,300
Ohio Air Quality Development Authority
Revenue (TimkenSteel Project) VRDO	0.410%	6/7/16 LOC	9,500	9,500
Ohio Common Schools GO VRDO	0.390%	6/7/16	15,445	15,445
Ohio Common Schools GO VRDO	0.400%	6/7/16	8,935	8,935
Ohio Common Schools GO VRDO	0.400%	6/7/16	15,065	15,065
Ohio GO VRDO	0.420%	6/7/16	19,140	19,140
Ohio GO VRDO	0.420%	6/7/16	3,905	3,905
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.340%	6/1/16	3,000	3,000
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.340%	6/1/16	46,150	46,150
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.430%	6/7/16	15,100	15,100
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.430%	6/7/16	3,600	3,600
Ohio Infrastructure Improvement GO VRDO	0.420%	6/7/16	20,335	20,335
Ohio State University General Receipts
Revenue VRDO	0.380%	6/7/16	7,500	7,500
Ohio State University General Receipts
Revenue VRDO	0.380%	6/7/16	3,365	3,365
Ohio State University General Receipts
Revenue VRDO	0.380%	6/7/16	16,800	16,800
Ohio State University General Receipts
Revenue VRDO	0.400%	6/7/16	28,700	28,700
Ohio Water Development Authority Revenue
(TimkenSteel Project) VRDO	0.400%	6/7/16 LOC	1,100	1,100
				322,625
Oregon (1.9%)
Oregon GO (Veterans Welfare) VRDO	0.350%	6/1/16	27,180	27,180
Oregon GO (Veterans Welfare) VRDO	0.380%	6/7/16	6,085	6,085
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.400%	6/7/16	9,145	9,145
Oregon TAN	2.000%	9/15/16	20,000	20,102
				62,512
Pennsylvania (3.3%)
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University) VRDO	0.360%	6/1/16	11,400	11,400
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.410%	6/1/16 LOC	6,000	6,000
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) VRDO	0.380%	6/1/16 LOC	1,025	1,025

Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	0.370%	6/1/16	10,000	10,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.430%	6/7/16	9,900	9,900
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.370%	6/7/16 LOC	3,190	3,190
Emmaus PA General Authority Revenue VRDO	0.400%	6/7/16 LOC	25,235	25,235
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.330%	6/1/16	5,000	5,000
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.330%	6/1/16	15,865	15,865
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.350%	6/1/16 LOC	5,120	5,120
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.370%	6/7/16 LOC	13,400	13,400
				106,135
Rhode Island (0.2%)
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(Brown University) VRDO	0.370%	6/7/16	6,045	6,045

South Carolina (0.4%)
1 Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project) TOB
VRDO	0.450%	6/7/16	7,250	7,250
Greenville County SC Hospital System Revenue
VRDO	0.390%	6/7/16 LOC	5,200	5,200
				12,450
South Dakota (0.4%)
South Dakota Health & Educational Facilities
Authority Revenue (Sioux Valley Hospital &
Health System) VRDO	0.400%	6/7/16 LOC	6,365	6,365
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.400%	6/7/16	5,910	5,910
				12,275
Texas (5.3%)
1 Cypress-Fairbanks TX Independent School
District GO TOB VRDO	0.400%	6/1/16	4,995	4,995
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.440%	6/7/16	10,905	10,905
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.360%	6/1/16	3,000	3,000
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.360%	6/1/16	22,075	22,075
1 Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital) TOB VRDO	0.400%	6/1/16	24,930	24,930
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.360%	6/1/16	20,215	20,215

Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.360%	6/1/16	25,360	25,360
Houston TX Utility System Revenue VRDO	0.400%	6/7/16 LOC	4,425	4,425
Red River TX Education Finance Corp. Revenue
(Texas Christian University Project) VRDO	0.410%	6/7/16	13,000	13,000
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.430%	6/7/16	5,000	5,000
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) VRDO	0.410%	6/7/16 LOC	5,750	5,750
Tarrant County TX Health Facilities
Development Corp. Hospital Revenue (Cook
Children's Medical Center Project) VRDO	0.380%	6/7/16	5,000	5,000
1 Texas GO TOB VRDO	0.420%	6/7/16	5,230	5,230
Texas Public Finance Authority GO CP	0.480%	6/6/16	7,500	7,500
University of Texas System Revenue Financing
System Revenue CP	0.440%	7/6/16	10,000	10,000
Waco TX Education Finance Corp. Revenue
(Baylor University) VRDO	0.400%	6/7/16 LOC	5,000	5,000
				172,385
Utah (1.3%)
Emery County UT Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.370%	6/7/16 LOC	10,000	10,000
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.350%	6/1/16	17,640	17,640
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.390%	6/7/16	1,300	1,300
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project) VRDO	0.400%	6/7/16 LOC	11,970	11,970
				40,910
Vermont (0.3%)
Vermont Educational & Health Buildings
Financing Agency Revenue (Norwich
University Project) VRDO	0.370%	6/7/16 LOC	7,000	7,000
Vermont Housing Finance Agency Revenue
VRDO	0.400%	6/7/16	4,300	4,300
				11,300
Virginia (0.1%)
1 University of Virginia Revenue TOB VRDO	0.430%	6/7/16	4,515	4,515

Washington (1.4%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.400%	6/7/16	6,845	6,845
1 Grant County WA Public Utility District No. 2
Electric System Revenue (Wanapum
Hydroelectric Development Revenue) TOB
VRDO	0.350%	6/1/16 LOC	4,435	4,435
1 King County WA Sewer Revenue TOB VRDO	0.430%	6/7/16	6,950	6,950
1 Seattle WA Water System Revenue TOB VRDO	0.420%	6/7/16	5,060	5,060
1 Washington GO TOB VRDO	0.430%	6/7/16	16,150	16,150
1 Washington GO TOB VRDO	0.430%	6/7/16	5,030	5,030
				44,470

West Virginia (0.5%)
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.430%	6/7/16 LOC	16,000	16,000

Wisconsin (2.0%)
Wisconsin GO (Extendible) CP	0.670%	2/12/17	30,589	30,589
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.440%	6/7/16	13,500	13,500
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	0.350%	6/1/16 LOC	19,980	19,980
				64,069
Wyoming (0.5%)
Lincoln County WY Pollution Control Revenue
(ExxonMobil Project) VRDO	0.340%	6/1/16	15,700	15,700

Total Tax-Exempt Municipal Bonds (Cost $3,220,845)				3,220,845
Other Assets and Liabilities-Net (0.1%)				3,977
Net Assets (100%)				3,224,822

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate value of these securities was $525,020,000, representing 16.3% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).

Municipal Cash Management Fund

(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.
LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2016, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: July 15, 2016
VANGUARD CMT FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 15, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.